Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0001853868
Registrant Name	Fervo Energy Co
Registration File Number	333-295165
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES